EMPLOYEE BENEFIT PLANS - Costs Recognized Under Defined Contribution Plans and Multiemployer Pension Plans (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Multi-employer pension and health & welfare plans	$ 1,522	$ 2,054	$ 2,584
401(k) savings and other defined contribution plans	23,209	23,062	21,399
Total	$ 24,731	$ 25,116	$ 23,983